Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Long-term debt, non-current	$ 13,009	$ 13,186	$ 13,340
Total liabilities	13,259	13,586	37,629
Public placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants	5	267
Related party private placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants	245	133
Level 1
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Long-term debt, non-current
Total liabilities
Level 1 | Public placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants
Level 1 | Related party private placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants
Level 2
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Long-term debt, non-current	13,009	13,186	13,340
Total liabilities	13,009	13,186	13,340
Level 2 | Public placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants
Level 2 | Related party private placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants
Level 3
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Long-term debt, non-current
Total liabilities	250	400	$ 24,289
Level 3 | Public placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants	5	267
Level 3 | Related party private placement warrant liability
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Warrants	$ 245	$ 133